INCOME TAXES - Schedule of Reconciliation of Income Tax Expense (Benefit) from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income tax	$ (1,091,931)	$ (953,579)	$ (1,457,527)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax benefit at Macau Complementary Tax rate	$ (131,032)	$ (114,429)	$ (174,903)
Lump sum in lieu of Macau Complementary Tax on dividends	2,342	2,359	2,367
Effect of different tax rates of subsidiaries operating in other jurisdictions	(12,271)	(31,653)	(36,938)
Over provision in prior years	(166)	(904)	(11)
Effect of income for which no income tax expense is payable	(11,727)	(6,308)	(8,171)
Effect of expenses for which no income tax benefit is receivable	70,687	101,111	107,037
Effect of profits generated by gaming operations exempted	(25,700)	(10,851)	0
Effect of tax losses that cannot be carried forward	15,553	6,742	32,605
Changes in valuation allowances	48,122	(13,360)	32,166
Change in income tax rate	0	16,521	0
Expired tax losses	49,428	53,657	42,935
Income tax expense (benefit)	$ 5,236	$ 2,885	$ (2,913)